Inventory (Details) - Schedule of Inventory, Current - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Schedule of Inventory, Current [Abstract]
Raw materials	$ 527,984	$ 134,697	$ 323,635
Finished goods	860,416	440,545	423,198
Total	$ 1,388,400	$ 575,242	$ 746,833